Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Summary of Exposure to Foreign Currency Risk

The group’s exposure to foreign currency risk at the end of the reporting period, expressed in Australian dollar, was as follows:

	June 30, 2019		June 30, 2018
	USD	EUR	USD	EUR
Cash in bank	10,023,299	1,556,444	7,788,802	2,163,426
Trade and other receivables	85,555	3,740,827	—	2,541,056
Trade and other payables	(921,843)	(1,267,647)	(1,226,364)	(315,485)

Summary of Credit Quality of Financial Assets

The credit quality of financial assets that are neither past due nor impaired can be assessed by reference to external credit ratings:

	June 30, 2019	June 30, 2018
	$	$
Cash at bank and short-term bank deposits
Minimum rating of A	16,567,982	23,475,521

Summary of Contractual Undiscounted Cash Flows

The amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

Contractual maturities of financial liabilities At June 30, 2019	Less than 12 months $	More than 5 years $	Total contractual cash flows $	Carrying Amount (assets) / liabilities $
Non-Derivatives
Trade and other payables	5,060,368	—	5,060,368	5,060,368
Convertible note liability (refer note 15)	—	17,876,076	17,876,076	7,642,707

	5,060,368	17,876,076	22,936,444	12,703,075

Contractual maturities of financial liabilities At June 30, 2018	Less than 12 months $	More than 5 years $	Total contractual cash flows $	Carrying Amount (assets) / liabilities $
Non-Derivatives
Trade and other payables	3,663,849	—	3,663,849	3,663,849
Convertible note liability (refer note 15)	—	17,876,076	17,876,076	6,645,832

	3,663,849	17,876,076	21,539,925	10,309,681

Summary of Financial Assets and Financial Liabilities Measured and Recognized at Fair Value

The following table presents the group’s financial assets and financial liabilities measured and recognized at fair value at June 30, 2019 and June 30, 2018 on a recurring basis:

At June 30, 2019	Level 1 $	Level 2 $	Level 3 $	Total $
Liabilities
Convertible note liability	—	—	7,642,707	7,642,707
Warrant liability	—	3,164,413	—	3,164,413

Total liabilities	—	3,164,413	7,642,707	10,807,120

At June 30, 2018	Level 1 $	Level 2 $	Level 3 $	Total $
Liabilities
Convertible note liability	—	—	6,645,832	6,645,832
Warrant liability	—	2,945,358	—	2,945,358

Total liabilities	—	2,945,358	6,645,832	9,591,190